UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G
ASSET-BACKED SECURITIZER REPORT
PURSUANT TO SECTION 15G OF THE
SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period

_______________ to _______________

Date of Report (Date of earliest event reported) __________________________

Commission File Number of securitizer: __________________________

Central Index Key Number of securitizer: __________________________

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☐

☒	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: 0001647341 (Ready Capital Mortgage Depositor, LLC)

Ready Capital Mortgage Depositor, LLC

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): Not applicable
Central Index Key Number of underwriter (if applicable):     Not applicable

Thomas Buttacavoli, (212) 257-4603

Name and telephone number, including area code, of the person to contact in connection with this filing

INFORMATION TO BE INCLUDED IN THE REPORT:

Item 2.01.          Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

Attached as Exhibit 99.1 hereto is an agreed-upon procedures report, dated November 9, 2016, with respect to certain agreed-upon procedures performed by Deloitte & Touche LLP.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Dated: November 10, 2016

Ready Capital Mortgage Depositor, LLC
(Depositor)

By:	/s/ Thomas Buttacavoli
	Name:	Thomas Buttacavoli
	Title:	Director

EXHIBIT INDEX

Exhibit Number

99.1	Independent Accountants' Report on Applying Agreed-Upon Procedures